Submission	Aug. 20, 2026
Submission [Line Items]
Central Index Key	0000060667
Registrant Name	LOWES COMPANIES INC
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES